SHARE-BASED COMPENSATION EXPENSE (Details) (USD $)	3 Months Ended		9 Months Ended		10 Months Ended		12 Months Ended									128 Months Ended	137 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2004	Dec. 31, 2002	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009	Oct. 31, 2008	Oct. 31, 2007	Oct. 31, 2006	Oct. 31, 2005	Dec. 31, 2003	Oct. 31, 2012	Jul. 31, 2013
Stock Compensation Expense Disclosure [Line Items]
Net Loss as reported	$ (1,595,185)	$ (3,104,569)	$ (12,580,037)	$ (10,079,628)	$ (538,076)	$ (166,936)	$ (12,069,687)	$ (8,115,740)	$ (10,812,200)	$ 929,244	$ (5,416,418)	$ (2,454,453)	$ (6,197,744)	$ (1,805,789)	$ (909,745)	$ (47,557,543)	$ (60,137,580)
Add: Stock based option expense included in recorded net loss																89,217
Deduct stock option compensation expense determined under fair value based method																(328,176)
Adjusted Net Loss																$ (47,796,502)